PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,580,951	$ 1,547,009
Accumulated depreciation	(498,895)	(444,775)
Total net property, plant and equipment	1,082,056	1,102,234
Depreciation	$ 91,262	93,970	$ 98,703
Incremental depreciation charge			$ 41,100
Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Land and land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 515,622	548,847
Land and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Land and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 305,814	300,258
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 334,849	328,006
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Computer software
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 76,697	76,997
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Vessels and containers
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 206,174	195,218
Vessels and containers | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Vessels and containers | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Machinery and equipment and vessel containers under finance leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 100,116	47,209
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 41,679	$ 50,474